Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000260396 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000260396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.72%
C000260396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	27.56%
C000260396 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000260396 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.82%
C000260396 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000260396 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000260396 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000260396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000260396 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000260396 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000112990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000112990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000112990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000112990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000112990 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000112990 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000112990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000112990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000112990 | Government
Holdings [Line Items]
Percent of Net Asset Value	49.61%
C000112990 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000112990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000112990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112990 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112990 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000112990 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000112990 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000112990 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000112990 | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000112990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000112990 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.58%
C000112990 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	27.73%
C000112990 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000020925 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000020925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000020925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000020925 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000020925 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000020925 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000020925 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000020925 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000020925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000020925 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000020925 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	30.54%
C000020925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000020925 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000020925 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000020925 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.04%
C000020925 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	60.63%
C000020925 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000020925 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000186093 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000186093 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000186093 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.42%
C000186093 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000186093 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000081996 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000081996 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000081996 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.42%
C000081996 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000081996 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000178859 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000178859 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000178859 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.65%
C000178859 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.49%
C000178859 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000178859 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.06%
C000081997 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081997 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.62%
C000081997 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000081997 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000081997 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178860 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000178860 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000178860 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.67%
C000178860 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000178860 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000178860 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000112991 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000112991 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.62%
C000112991 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.38%
C000112991 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000112991 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020929 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020929 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000020929 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.98%
C000020929 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020929 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000020929 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.54%
C000020929 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	5.79%
C000020929 | France
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000020929 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000020929 | China
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000020929 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000020929 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000020929 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000020929 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000020929 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000020929 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000020929 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000020929 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020929 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000020929 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000020929 | India
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000020929 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000020929 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.32%
C000020929 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000020929 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038528 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000038528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000038528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000038528 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000038528 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000038528 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000038528 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000038528 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000038528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000038528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000038528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000038528 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.55%
C000038528 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000038529 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000038529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000038529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000038529 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000038529 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000038529 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000038529 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000038529 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000038529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000038529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000038529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000038529 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.55%
C000038529 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000020904 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000020904 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.06%
C000020904 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000020904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020904 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000020904 | China
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000020904 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000020904 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000020904 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000020904 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000020904 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020904 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000020904 | India
Holdings [Line Items]
Percent of Net Asset Value	12.72%
C000020904 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000020904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000020904 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000020904 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000020904 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000020904 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000020904 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000020904 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000020904 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000020904 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.98%
C000020904 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000038539 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.05%)
C000038539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038539 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000038539 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	93.89%
C000038539 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038539 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038539 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	79.95%
C000038539 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000020930 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000020930 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.14%
C000020930 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.48%
C000020930 | Financial
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000020930 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000020930 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000020930 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000020930 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000020930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000020930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000020930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000020930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000020930 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.73%
C000020930 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000020930 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000020908 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000020908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.65%
C000020908 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000020908 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000020908 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000020908 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000020908 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000020908 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000020908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000020908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000020908 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000020908 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.43%
C000020908 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000155998 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000155998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.65%
C000155998 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000155998 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000155998 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000155998 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000155998 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000155998 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000155998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000155998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000155998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000155998 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.43%
C000155998 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000020910 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
C000020910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.33%
C000020910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000020910 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000020910 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.16%
C000020910 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000020910 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.95%
C000020910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000020910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000020910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000020910 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000020910 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000079602 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
C000079602 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.33%
C000079602 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000079602 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000079602 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.16%
C000079602 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000079602 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.95%
C000079602 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000079602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000079602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000079602 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000079602 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000038532 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.01%)
C000038532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000038532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.22%
C000038532 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000038532 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000038532 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000038532 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.35%
C000038532 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000038532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000038532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000038532 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000038532 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038533 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.01%)
C000038533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000038533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.22%
C000038533 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000038533 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000038533 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000038533 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.35%
C000038533 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000038533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000038533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000038533 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000038533 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000020916 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000020916 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.22%
C000020916 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.45%
C000020916 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000020916 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000020916 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000020917 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000020917 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.83%
C000020917 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.59%
C000020917 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000020917 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000020917 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000020918 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000020918 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.59%
C000020918 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000020918 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000020918 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000020918 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000020919 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000020919 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000020919 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	60.39%
C000020919 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.55%
C000020919 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000020919 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000126088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000126088 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000126088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.34%
C000126088 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000126088 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000126088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000020920 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000020920 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.29%
C000020920 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000020920 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000020920 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000020920 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000020921 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000020921 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.63%
C000020921 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000020921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000020921 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.61%
C000020921 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038552 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000038552 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.63%
C000038552 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000038552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038552 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.61%
C000038552 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000038543 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000038543 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.35%
C000038543 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.85%
C000038543 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.11%
C000038543 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000038543 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038543 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038542 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038542 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000038542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.35%
C000038542 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.85%
C000038542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.11%
C000038542 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000038542 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038542 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038545 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000038545 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.54%
C000038545 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.37%
C000038545 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.15%
C000038545 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038545 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000038545 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.95%
C000038544 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000038544 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.54%
C000038544 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.37%
C000038544 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.15%
C000038544 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038544 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000038544 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.95%
C000038546 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000038546 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000038546 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.98%
C000038546 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.15%
C000038546 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000038546 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038546 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038547 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038547 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000038547 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000038547 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.98%
C000038547 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.15%
C000038547 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000038547 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038547 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038548 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000038548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038548 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.12%
C000038548 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000038548 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000038548 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000038548 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000038548 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.92%
C000038549 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000038549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038549 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.12%
C000038549 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000038549 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000038549 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000038549 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000038549 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.92%
C000038530 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038530 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038530 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.53%
C000038530 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000038530 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000038530 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000038530 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038531 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038531 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038531 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.53%
C000038531 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000038531 | Real Asset Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000038531 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000038531 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038541 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000038541 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000038541 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.73%
C000038541 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000038541 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000038541 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000038541 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000038541 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000038541 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000038541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000038541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000038541 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.07%
C000038541 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000038541 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000038541 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.26%
C000020923 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.42%)
C000020923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000020923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000020923 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.52%
C000020923 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000020923 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.48%
C000020923 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000020923 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000020923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000020923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000020923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020923 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.49%
C000020923 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000152597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.42%)
C000152597 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000152597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000152597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.52%
C000152597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000152597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.48%
C000152597 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000152597 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000152597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000152597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000152597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152597 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.49%
C000152597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000238595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.26%)
C000238595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000238595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000238595 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000238595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	92.48%
C000238595 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000238596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(67.01%)
C000238596 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000238596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	143.51%
C000238596 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000238596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	143.52%
C000238596 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000235586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	33.81%
C000235586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.22%
C000235586 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	10.97%
C000235586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	55.22%
C000235586 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.97%
C000238594 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(32.19%)
C000238594 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000238594 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	115.03%
C000238594 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	17.14%
C000238594 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	115.05%
C000238594 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	17.14%